GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Australia – 5.3%
471,587	APA Group (Gas Utilities)	$ 3,748,101
248,452	NEXTDC Ltd. (IT Services)*	2,140,438
1,044,915	Transurban Group (Transportation Infrastructure)	10,557,777

		16,446,316

Canada – 13.7%
376,762	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	17,344,041
59,618	Fortis, Inc. (Electric Utilities)	2,948,591
132,933	Keyera Corp. (Oil, Gas & Consumable Fuels)	3,369,713
87,983	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	2,924,908
205,359	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	7,715,644
147,169	TC Energy Corp. (Oil, Gas & Consumable Fuels)	8,300,513

		42,603,410

China – 2.4%
286,000	ENN Energy Holdings Ltd. (Gas Utilities)	4,271,676
1,156,000	Guangdong Investment Ltd. (Water Utilities)	1,574,983
1,526,000	Jiangsu Expressway Co. Ltd., Class H (Transportation Infrastructure)	1,593,677

		7,440,336

Denmark – 0.5%
12,325	Orsted A/S (Electric Utilities)*(a)	1,542,739

France – 7.8%
242,487	Engie SA (Multi-Utilities)	3,187,978
178,360	Getlink SE (Transportation Infrastructure)	3,212,204
69,078	Veolia Environnement SA (Multi-Utilities)	2,214,882
154,703	Vinci SA (Construction & Engineering)	15,806,425

		24,421,489

Germany – 0.6%
41,601	Vonovia SE (Real Estate Management & Development)	1,939,041

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.7%
1,863,619	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	$ 2,251,103

Italy – 1.3%
366,593	Enav SpA (Transportation Infrastructure)*(a)	1,690,547
330,609	Enel SpA (Electric Utilities)	2,207,396

		3,897,943

Spain – 5.9%
32,375	Aena SME SA (Transportation Infrastructure)*(a)	5,396,925
209,123	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	10,063,924
262,311	Iberdrola SA (Electric Utilities)	2,867,055

		18,327,904

Thailand – 0.8%
1,223,300	Airports of Thailand PCL (Transportation Infrastructure)*	2,425,909

United Kingdom – 7.0%
1,095,298	Life Science REIT PLC (Equity Real Estate Investment Trusts (REITs))*	1,438,840
7,218	Linde PLC (Chemicals)	2,305,646
1,077,733	National Grid PLC (Multi-Utilities)	16,562,852
1,051,697	Tritax EuroBox PLC (Equity Real Estate Investment Trusts)(a)	1,448,483

		21,755,821

United States – 50.6%
121,126	AES Corp. (The) (Independent Power and Renewable Electricity Producers)	3,116,572
38,176	Ameren Corp. (Multi-Utilities)	3,579,382
114,120	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	28,669,226
33,462	American Water Works Co., Inc. (Water Utilities)	5,538,965
94,006	Archaea Energy, Inc. (Oil, Gas & Consumable Fuels)*	2,061,552
46,533	Atmos Energy Corp. (Gas Utilities)	5,560,228
202,304	CenterPoint Energy, Inc. (Multi-Utilities)	6,198,594
84,947	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	11,777,901
66,072	CMS Energy Corp. (Multi-Utilities)	4,621,076

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
31,972	Consolidated Edison, Inc. (Multi-Utilities)	$ 3,027,109
78,662	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	14,521,005
67,412	Edison International (Electric Utilities)	4,725,581
4,094	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	3,036,192
62,779	Eversource Energy (Electric Utilities)	5,536,480
206,711	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,908,905
3,681	Martin Marietta Materials, Inc. (Construction Materials)	1,416,780
22,575	NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers)	1,881,852
61,765	NextEra Energy, Inc. (Electric Utilities)	5,232,113
81,366	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,746,881
19,877	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	6,839,676
61,521	Sempra Energy (Multi-Utilities)	10,342,910
115,980	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,753,011
37,468	WEC Energy Group, Inc. (Multi-Utilities)	3,739,681
238,095	Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	7,954,754

		157,786,426

TOTAL COMMON STOCKS (Cost $236,698,548)		$300,838,437

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,786,695	0.253%	$ 4,786,695
(Cost $4,786,695)

TOTAL INVESTMENTS – 98.1% (Cost $241,485,243)		$305,625,132

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		5,946,227

NET ASSETS – 100.0%		$311,571,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Oil, Gas & Consumable Fuels	25.2%
Equity Real Estate Investment Trusts	18.3%
Multi-Utilities	17.5%
Electric Utilities	8.2%
Transportation Infrastructure	8.1%
Gas Utilities	5.2%
Construction & Engineering	5.2%
Diversified Telecommunication Services	3.3%
Independent Power and Renewable Electricity Producers	2.6%
Water Utilities	2.3%
Investment Company	1.5%
Chemicals	0.8%
IT Services	0.7%
Real Estate Management & Development	0.6%
Construction Materials	0.5%
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 4.2%
93,703	Goodman Group REIT (Real Estate)	$ 1,592,625
466,053	Ingenia Communities Group REIT (Real Estate)	1,759,443
253,999	NEXTDC Ltd. (Software & Services)*	2,188,226
649,508	Scentre Group REIT (Real Estate)	1,476,760

		7,017,054

Canada – 3.2%
41,393	Canadian Apartment Properties REIT (Real Estate)	1,776,374
132,308	Chartwell Retirement Residences (Health Care Equipment & Services)	1,312,338
16,269	Granite Real Estate Investment Trust REIT (Real Estate)	1,254,255
54,515	Summit Industrial Income REIT (Real Estate)	960,221

		5,303,188

China – 1.9%
1,914,600	CIFI Holdings Group Co. Ltd. (Real Estate)	1,115,774
358,000	ESR Cayman Ltd. (Real Estate)*(a)	1,109,404
1,246,000	Shangri-La Asia Ltd. (Consumer Services)*	975,217

		3,200,395

France – 1.9%
16,287	Gecina SA REIT (Real Estate)	2,052,624
40,406	Klepierre SA REIT (Real Estate)*	1,075,774

		3,128,398

Germany – 3.8%
43,854	Instone Real Estate Group SE (Real Estate)(a)	821,069
117,601	Vonovia SE (Real Estate)	5,481,434

		6,302,503

Hong Kong – 3.4%
323,000	CK Asset Holdings Ltd. (Real Estate)	2,207,844
256,600	Hongkong Land Holdings Ltd. (Real Estate)	1,253,723
3,300	Hongkong Land Holdings Ltd. (Real Estate)	16,038
116,700	Link REIT (Real Estate)	993,844

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
495,000	Swire Properties Ltd. (Real Estate)	$ 1,223,245

		5,694,694

Ireland – 0.5%
175,270	Dalata Hotel Group PLC (Consumer Services)*	767,814

Japan – 8.9%
1,301	GLP J REIT (Real Estate)	1,976,872
1,083	Hulic REIT, Inc. REIT (Real Estate)	1,479,551
2,014	Japan Metropolitan Fund Invest REIT (Real Estate)	1,699,421
71,700	Keihanshin Building Co. Ltd. (Real Estate)	878,111
98,500	Mitsubishi Estate Co. Ltd. (Real Estate)	1,466,710
349	Mitsubishi Estate Logistics REIT Investment Corp. REIT (Real Estate)	1,357,774
115,100	Mitsui Fudosan Co. Ltd. (Real Estate)	2,463,407
16,400	Open House Group Co. Ltd. (Consumer Durables & Apparel)	725,746
1,529	Sankei Real Estate, Inc. REIT (Real Estate)	1,403,915
1,317	United Urban Investment Corp. REIT (Real Estate)	1,517,904

		14,969,411

Netherlands – 0.6%
63,967	CTP NV (Real Estate)(a)	1,070,857

Singapore – 1.8%
705,400	Ascendas India Trust (Real Estate)	617,002
731,700	Ascendas Real Estate Investment Trust REIT (Real Estate)	1,576,687
1,537,900	Lendlease Global Commercial REIT (Real Estate)	876,817

		3,070,506

Spain – 1.5%
27,502	Cellnex Telecom SA (Telecommunication Services)*(a)	1,323,518

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
108,981	Merlin Properties Socimi SA REIT (Real Estate)	$ 1,274,117

		2,597,635

Sweden – 1.3%
87,838	Castellum AB (Real Estate)(b)	2,168,698

United Kingdom – 6.5%
65,022	Big Yellow Group PLC REIT (Real Estate)	1,310,855
361,873	Capital & Counties Properties PLC REIT (Real Estate)	825,776
19,051	Derwent London PLC REIT (Real Estate)	799,691
631,887	Life Science REIT PLC REIT (Real Estate)*	830,079
308,328	LondonMetric Property PLC REIT (Real Estate)	1,115,255
171,760	Segro PLC REIT (Real Estate)	3,019,381
710,847	Tritax EuroBox PLC (Development)(a)	979,037
139,428	UNITE Group PLC (The) REIT (Real Estate)	2,111,980

		10,992,054

United States – 59.2%
21,650	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	4,357,062
8,152	American Tower Corp. REIT (Real Estate)	2,047,945
65,253	Americold Realty Trust REIT (Real Estate)	1,819,254
19,018	AvalonBay Communities, Inc. REIT (Real Estate)	4,723,501
17,422	Boston Properties, Inc. REIT (Real Estate)	2,243,954
13,220	Camden Property Trust REIT (Real Estate)	2,197,164
43,498	Cousins Properties, Inc. REIT (Real Estate)	1,752,534
48,721	CubeSmart REIT (Real Estate)	2,534,954
7,754	Digital Realty Trust, Inc. REIT (Real Estate)	1,099,517
117,962	DigitalBridge Group, Inc. REIT (Real Estate)*	849,326
79,592	Duke Realty Corp. REIT (Real Estate)	4,621,112
15,559	EastGroup Properties, Inc. REIT (Real Estate)	3,162,834
8,494	Equinix, Inc. REIT (Real Estate)	6,299,320
30,723	Equity LifeStyle Properties, Inc. REIT (Real Estate)	2,349,695
44,285	Equity Residential REIT (Real Estate)	3,982,107

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
10,080	Essex Property Trust, Inc. REIT (Real Estate)		$ 3,482,438
18,435	Federal Realty Investment Trust REIT (Real Estate)		2,250,360
84,098	Healthpeak Properties, Inc. REIT (Real Estate)		2,887,084
123,746	Host Hotels & Resorts, Inc. REIT (Real Estate)		2,404,385
96,922	Invitation Homes, Inc. REIT (Real Estate)		3,894,326
17,417	Kilroy Realty Corp. REIT (Real Estate)		1,331,007
21,662	MGM Growth Properties LLC, Class A REIT (Real Estate)		838,319
51,758	Prologis, Inc. REIT (Real Estate)		8,357,882
16,714	Public Storage REIT (Real Estate)		6,523,140
13,103	Realty Income Corp. REIT (Real Estate)		908,038
34,792	Regency Centers Corp. REIT (Real Estate)		2,482,061
139,510	RLJ Lodging Trust REIT (Real Estate)		1,964,301
29,367	Ryman Hospitality Properties, Inc. REIT (Real Estate)*		2,724,377
2,617	SBA Communications Corp. REIT (Real Estate)		900,510
36,368	Simon Property Group, Inc. REIT (Real Estate)		4,784,574
29,921	STORE Capital Corp. REIT (Real Estate)		874,591
27,186	Terreno Realty Corp. REIT (Real Estate)		2,013,123
50,964	Ventas, Inc. REIT (Real Estate)		3,147,537
34,425	Welltower, Inc. REIT (Real Estate)		3,309,620
32,489	WeWork, Inc., Class A (Development)*(b)		221,575

			99,339,527

TOTAL COMMON STOCKS (Cost $130,300,976)			$165,622,734

Units	Description	Expiration Month	Value

Right – 0.0%
Singapore – 0.0%
445,991	Lendlease Global Commercial REIT (Real Estate)*
(Cost $0)		04/22	$ 17,354

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,022,999	0.253%	$ 1,022,999
(Cost $1,022,999)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $131,323,975)		$166,663,087

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,352,056	0.253%	$ 2,352,056
(Cost $2,352,056)

TOTAL INVESTMENTS – 100.7% (Cost $133,676,031)		$169,015,143

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(1,162,013)

NET ASSETS – 100.0%		$167,853,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Real Estate	93.0%
Securities Lending Reinvestment Vehicle	1.4%
Software & Services	1.3%
Consumer Services	1.0%
Telecommunication Services	0.8%
Health Care Equipment & Services	0.8%
Development	0.7%
Investment Company	0.6%
Consumer Durables & Apparel	0.4%
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Australia – 9.6%
74,344	Goodman Group REIT (Real Estate)	$ 1,263,590
269,716	Ingenia Communities Group REIT (Real Estate)	1,018,232
103,999	NEXTDC Ltd. (Software & Services)*	895,961
501,458	Scentre Group REIT (Real Estate)	1,140,144

		4,317,927

Canada – 8.4%
15,282	Allied Properties Real Estate Investment Trust REIT (Real Estate)	570,011
26,463	Canadian Apartment Properties REIT (Real Estate)	1,135,656
72,463	Chartwell Retirement Residences (Health Care Equipment & Services)	718,747
8,634	Granite Real Estate Investment Trust REIT (Real Estate)	665,636
38,885	Summit Industrial Income REIT (Real Estate)	684,916

		3,774,966

China – 3.3%
688,100	CIFI Holdings Group Co. Ltd. (Real Estate)	401,005
182,200	ESR Cayman Ltd. (Real Estate)*(a)	564,618
650,000	Shangri-La Asia Ltd. (Consumer Services)*	508,741

		1,474,364

France – 4.6%
9,493	Gecina SA REIT (Real Estate)	1,196,387
32,471	Klepierre SA REIT (Real Estate)*	864,512

		2,060,899

Germany – 10.4%
22,202	Instone Real Estate Group SE (Real Estate)(a)	415,683
91,509	Vonovia SE (Real Estate)	4,265,275

		4,680,958

Hong Kong – 9.7%
201,500	CK Asset Holdings Ltd. (Real Estate)	1,377,339
132,200	Hongkong Land Holdings Ltd. (Real Estate)	645,916
134,200	Link REIT (Real Estate)	1,142,879
52,975	Sun Hung Kai Properties Ltd. (Real Estate)	630,269

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
228,400	Swire Properties Ltd. (Real Estate)	$ 564,423

		4,360,826

Ireland – 0.5%
54,064	Dalata Hotel Group PLC (Consumer Services)*	236,841

Japan – 23.2%
154	Comforia Residential REIT, Inc. REIT (Real Estate)	414,914
695	GLP J REIT (Real Estate)	1,056,054
437	Hulic REIT, Inc. REIT (Real Estate)	597,012
946	Japan Metropolitan Fund Invest REIT (Real Estate)	798,238
18,200	Keihanshin Building Co. Ltd. (Real Estate)	222,896
103	Kenedix Office Investment Corp. REIT (Real Estate)	616,641
155	Kenedix Retail REIT Corp. REIT (Real Estate)	355,498
88,500	Mitsubishi Estate Co. Ltd. (Real Estate)	1,317,806
152	Mitsubishi Estate Logistics REIT Investment Corp. REIT (Real Estate)	591,351
80,600	Mitsui Fudosan Co. Ltd. (Real Estate)	1,725,027
10,300	Open House Group Co. Ltd. (Consumer Durables & Apparel)	455,804
602	Sankei Real Estate, Inc. REIT (Real Estate)	552,751
23,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	636,533
910	United Urban Investment Corp. REIT (Real Estate)	1,048,817

		10,389,342

Netherlands – 1.1%
29,478	CTP NV (Real Estate)(a)	493,485

Singapore – 4.4%
420,200	Ascendas India Trust (Real Estate)	367,542
343,100	Ascendas Real Estate Investment Trust REIT (Real Estate)	739,321
302,900	Keppel DC REIT (Real Estate)	508,318

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Singapore – (continued)
594,200	Lendlease Global Commercial REIT (Real Estate)		$ 338,777

			1,953,958

Spain – 2.4%
11,930	Cellnex Telecom SA (Telecommunication Services)*(a)		574,124
41,182	Merlin Properties Socimi SA REIT (Real Estate)		481,467

			1,055,591

Sweden – 3.3%
59,239	Castellum AB (Real Estate)		1,462,596

Switzerland – 2.5%
8,502	PSP Swiss Property AG (Real Estate)		1,116,587

United Kingdom – 14.2%
39,450	Big Yellow Group PLC REIT (Real Estate)		795,319
180,885	Capital & Counties Properties PLC REIT (Real Estate)		412,770
16,206	Derwent London PLC REIT (Real Estate)		680,268
180,188	Life Science REIT PLC REIT (Real Estate)*		236,704
248,891	LondonMetric Property PLC REIT (Real Estate)		900,266
98,696	Segro PLC REIT (Real Estate)		1,734,984
417,265	Tritax EuroBox PLC (Development)(a)		574,691
68,242	UNITE Group PLC (The) REIT (Real Estate)		1,033,693

			6,368,695

TOTAL COMMON STOCKS (Cost $43,653,466)			$43,747,035

Units	Description	Expiration Month	Value

Right – 0.1%
Singapore – 0.1%
172,318	Lendlease Global Commercial REIT (Real Estate)*
(Cost $0)		04/22	$ 6,705

Shares	Dividend Rate	Value

Investment Company – 1.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
738,290	0.253%	$ 738,290
(Cost $738,290)

TOTAL INVESTMENTS – 99.3% (Cost $44,391,756)		$44,492,030

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		333,593

NET ASSETS – 100.0%		$44,825,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Real Estate	89.5%
Software & Services	2.0%
Consumer Services	1.7%
Investment Company	1.6%
Health Care Equipment & Services	1.6%
Development	1.3%
Telecommunication Services	1.3%
Consumer Durables & Apparel	1.0%
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Development – 0.3%
65,799	WeWork, Inc., Class A*(a)	$ 448,749

Diversified – 0.7%
157,234	DigitalBridge Group, Inc. REIT*	1,132,085

Health Care – 8.7%
118,182	Healthpeak Properties, Inc. REIT	4,057,188
73,007	Ventas, Inc. REIT	4,508,912
59,732	Welltower, Inc. REIT	5,742,635

		14,308,735

Hotel – 7.2%
221,975	Host Hotels & Resorts, Inc. REIT	4,312,975
203,615	RLJ Lodging Trust REIT	2,866,899
49,722	Ryman Hospitality Properties, Inc. REIT*	4,612,710

		11,792,584

Industrial – 20.2%
57,321	Americold Realty Trust REIT	1,598,109
126,846	Duke Realty Corp. REIT	7,364,679
20,745	EastGroup Properties, Inc. REIT	4,217,043
103,070	Prologis, Inc. REIT	16,643,744
46,875	Terreno Realty Corp. REIT	3,471,094

		33,294,669

Office – 9.1%
30,547	Alexandria Real Estate Equities, Inc. REIT	6,147,584
29,177	Boston Properties, Inc. REIT	3,757,998
74,463	Cousins Properties, Inc. REIT	3,000,114
27,746	Kilroy Realty Corp. REIT	2,120,349

		15,026,045

Residential – 20.6%
30,524	AvalonBay Communities, Inc. REIT	7,581,246
21,464	Camden Property Trust REIT	3,567,317
55,018	Equity LifeStyle Properties, Inc. REIT	4,207,777
65,396	Equity Residential REIT	5,880,408
16,514	Essex Property Trust, Inc. REIT	5,705,257
140,318	Invitation Homes, Inc. REIT	5,637,977
8,249	Sun Communities, Inc. REIT	1,445,967

		34,025,949

Retail – 8.6%
28,231	Federal Realty Investment Trust REIT	3,446,158

Shares	Description	Value

Common Stocks – (continued)
Retail – (continued)
47,250	Regency Centers Corp. REIT	$ 3,370,815
56,418	Simon Property Group, Inc. REIT	7,422,352

		14,239,325

Specialized – 23.8%
10,662	American Tower Corp. REIT	2,678,507
63,498	CubeSmart REIT	3,303,801
31,944	Digital Realty Trust, Inc. REIT	4,529,659
17,326	Equinix, Inc. REIT	12,849,308
11,645	Extra Space Storage, Inc. REIT	2,394,212
29,381	Public Storage REIT	11,466,817
5,558	SBA Communications Corp. REIT	1,912,508

		39,134,812

TOTAL COMMON STOCKS (Cost $98,956,478)		$163,402,953

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
318,765	0.253%	$ 318,765
(Cost $318,765)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $99,275,243)		$163,721,718

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
437,563	0.253%	$ 437,563
(Cost $437,563)

TOTAL INVESTMENTS – 99.7% (Cost $99,712,806)		$164,159,281

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		585,202

NET ASSETS – 100.0%		$164,744,483

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2022:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$12,117,348	$—
Europe	5,192,969	66,691,968	—
North America	200,389,836	—	—
Oceania	—	16,446,316	—
Investment Company	4,786,695	—	—

Total	$210,369,500	$95,255,632	$—

GLOBAL REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$16,038	$26,918,968	$—
Europe	2,576,930	24,451,029	—
North America	104,642,715	—	—
Oceania	—	7,017,054	—
Investment Company	1,022,999	—	—
Right	—	17,354	—
Securities Lending Reinvestment Vehicle	2,352,056	—	—

Total	$110,610,738	$58,404,405	$—

INTERNATIONAL REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$18,178,490	$—
Europe	1,048,236	16,427,416	—
North America	3,774,966	—	—
Oceania	—	4,317,927	—
Investment Company	738,290	—	—
Right	—	6,705	—

Total	$5,561,492	$38,930,538	$—

REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$163,402,953	$—	$—
Investment Company	318,765	—	—
Securities Lending Reinvestment Vehicle	437,563	—	—

Total	$164,159,281	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Real Estate Securities Funds may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Infrastructure, International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.